Average Annual Total Returns - Class I2 - Transamerica High Yield Muni	I2 1 Year	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Bloomberg Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	3.58%	3.82%	Sep. 30, 2016	1.87%	3.20%	2.07%	3.24%	4.89%	5.49%